Subsequent events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events
Note 18 - Subsequent Event
The Company has evaluated events subsequent to December 31, 2021 and through the date the financials are made available. The following events occurring subsequent to the consolidated balance sheet date merited recognition or disclosure in these statements.
Executive Resignation
On March 26, 2022, Scott Mercer and Chris Wendel (the "Executives") resigned as Chief Executive Officer and President, respectively. Mr. Wendel’s resignation is effective immediately, while Mr. Mercer’s resignation effective date will be as of the earlier of (i) the filing date of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and (ii) April 29, 2022. The Board appointed Brandt Hastings as the Interim Chief Executive Officer, in addition to his current position as the Company’s Chief Revenue Officer, effective as of Mr. Mercer’s resignation described above. The Board has also formed a CEO Search Committee in order to identify a permanent replacement Chief Executive Officer. Mr. Mercer will serve as an independent advisor to the Board through March 31, 2023 in exchange for a $0.4 million consulting fee.
In connection with Mr. Mercer’s and Mr. Wendel’s resignation, the Executives entered into Separation Agreements with the Company wherein the parties agreed the Company will continue to pay their base salary for six months following the termination date and provide optional health insurance for up to twelve months pursuant to the Consolidated Omnibus Budget Reconciliation Act of 1985 ("COBRA"). As a part of the Separation Agreements, all Class B common stock held by the Executives will be converted to Class A common stock in accordance with stated rights and preferences.
Additionally, the unvested RSU awards with market-based vesting conditions of 5,250,000 held by Mr. Mercer and 4,500,000 held by Mr. Wendel, granted on November 15, 2021, will not be forfeited, and will continue to vest under the original market-based vesting conditions, achievement of the applicable share price thresholds. The outstanding, unvested portion of stock options granted to the Executives prior to August 27, 2021, will become fully vested as of their respective termination dates. This will result in additional share-based compensation expense in the first and second quarters of 2022, the amount for which cannot be estimated at this time.
However, all other outstanding unvested equity awards held by the Executives, consisting of 4,000,000 RSUs granted in the fourth quarter of 2021 and 923,695 RSUs granted in the first quarter of 2022 held by Mr. Mercer and 2,750,000 RSUs granted in the fourth quarter of 2021 and 742,972 RSUs granted in the first quarter of 2022 held by Mr. Wendel will be immediately forfeited. This will result in the reversal of the previously recognized stock-based compensation expense related to the grants of RSUs with performance-based and service-based conditions on the effective date of their respective resignations.
Legal Proceedings
On March 22, 2022 the Company entered into mediation related to a wrongful termination claim. The mediation proposal is expected to settle in the second quarter of 2022 with cash payment of $0.5 million and the remaining $0.1 million paid by the Company’s insurance policy.
On March 30, 2022, a putative class action complaint was filed against the Company and two of the Company’s officers (collectively, the “Defendants”) claiming the Defendants violated the Securities Exchange Act of 1934, as amended. The Company believes that the claims are without merit and it intends to defend against them. See Item 3. Legal Proceedings for more details on the class action lawsuit.
Note 17 - Subsequent Events
The Company has evaluated events subsequent to March 31, 2022 and through the date the financials are made available. The following events occurring subsequent to the condensed consolidated balance sheet date merited recognition or disclosure in these statements.
Executive Resignation
On March 26, 2022, Scott Mercer entered into an agreement with the Company pursuant to which Mr. Mercer resigned from the Company’s Board effective as of such date and agreed to resign as an employee and officer of the Company, including his position as Chief Executive Officer, effective as of the earlier of (i) the filing date of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 and (ii) April 29, 2022. The Company's Annual Report on Form 10-K was filed on April 15, 2022 and Mr. Mercer's resignation became effective as of this date. The Board appointed Brandt Hastings as the Interim Chief Executive Officer, in addition to his current position as the Company’s Chief Revenue Officer, effective as of Mr. Mercer’s resignation described above.
The Board has also formed a CEO Search Committee in order to identify a permanent replacement Chief Executive Officer.
Escrow Agreement
On May 2, 2022, Volta entered into an escrow agreement with the Company's primary lender requiring the Company to deposit $3.3 million to satisfy certain covenants arising from amendments to the senior secured term loan agreement which took effect on March 30, 2022. See "Note 9 - Debt Facilities" for details of the amendments to the term loan agreement. The escrow account established by the escrow agreement was funded in the amount of $3.3 million on May 2, 2022.
Legal Proceedings
On May 6, 2022, a putative class action complaint was filed against the Company, one of the Company's officers and one of the Company’s former officers (collectively, the “Defendants”) claiming the Defendants violated the Securities Exchange Act of 1934, as amended. The Company believes that the claims are without merit and it intends to defend against them. See Item 1. Legal Proceedings for more details on the class action lawsuit.